Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (3,397,274)	$ 9,054,942	$ (2,590,948)	$ 4,273,078
Adjustments to reconcile net income to net cash used in operating activities:
Interest income from Trust Account	(3,840,682)	(1,615,323)	(3,989,061)	(16,153)
Initial fair value adjustment of promissory note			0	18,323
Change in fair value of convertible promissory notes – related parties	(37,804)	21,011	170,741	(83,768)
Change in fair value of warrant liabilities	3,004,875	(10,003,125)	(498,000)	(6,155,125)
Offering costs allocated to warrants			0	280,829
Changes in current assets and current liabilities:
Prepaid expenses	(158,180)	362,012	512,296	(600,508)
Accounts payable and accrued expenses	1,527,716	812,797	4,350,391	275,500
Income taxes payable	455,392	530,156	330,151	0
Net cash used in operating activities	(2,445,957)	(837,530)	(1,714,430)	(2,007,824)
Cash flows from investing activities:
Investment of cash into Trust Account			0	(287,500,000)
Cash withdrawn from Trust Account in connection with redemptions	230,129,156	0	786,918	0
Cash Withdrawn From Trust Accounts To Pay Taxes	490,151	320,000
Net cash provided by investing activities	230,619,307	320,000	786,918	(287,500,000)
Cash flows from financing activities:
Payments for redemptions of Class A common stock	(230,129,156)	0
Proceeds from convertible promissory notes – related parties	1,080,000	335,000
Proceeds from Initial Public Offering, net of underwriters' discount			0	281,750,000
Proceeds from issuance of Private Placement Warrants			0	7,750,000
Proceeds from promissory notes – related parties	1,485,000	0	705,000	1,196,548
Proceeds from convertible promissory notes – related parties			0	(75,174)
Payments of offering costs			0	(799,796)
Net cash (used in) provided by financing activities	(227,564,156)	335,000	705,000	289,821,578
Net Change in Cash	609,194	(182,530)	(222,512)	313,754
Cash, beginning of the period	100,256	322,768	322,768	9,014
Cash, end of the period	709,450	140,238	100,256	322,768
Supplemental disclosure of noncash investing and financing activities
Conversion of Promissory Notes to Convertible Promissory Notes	726,370	0
Initial value of Class A common stock subject to possible redemption			0	268,954,328
Initial measurement of fair value of Convertible Promissory Notes	(533,200)	(52,126)	(52,126)	(143,440)
Remeasurement of Class A common stock subject to possible redemption	2,905,703	750,183	2,847,008	18,545,672
Initial fair value of warrant liabilities			0	18,802,375
Excise tax payable as a result of redemptions of Class A common stock	2,308,378	0
Supplemental Disclosure of Cash Flow Information:
Payment of cash taxes	$ 330,151	$ 0	$ 426,918	$ 0